Share repurchase program (Narrative) (Detail) shares in Millions, $ in Millions, SFr in Billions	12 Months Ended
	Dec. 31, 2018 CHF (SFr) shares	Dec. 31, 2018 USD ($) shares
Share Repurchse Program [Line Items]
Shares aquired based on share repurchase program | shares	48	48
Amount invested to aquired own registered shares based on share repurchase program | $		$ 762
2018-2021
Share Repurchse Program [Line Items]
Maximum amount intended for the purchase of own registered shares | SFr	SFr 2